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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05009

COLORADO BONDSHARES — A TAX EXEMPT FUND

(Exact name of registrant as specified in charter)

1200 17TH STREET, SUITE 1000, DENVER, COLORADO     80202-5835

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.     1200 17TH STREET, SUITE 1000, DENVER, COLORADO     80202-5835

(Name and address of agent for service)

Registrant’s telephone number, including area code:	303-572-6990

Date of fiscal year end:	09/30/2004

Date of reporting period:	03/31/2004

Item 1. Reports to Stockholders

Dear Shareholder,	May 24, 2004

     As the semi-annual period ended on March 31, 2004, our price reached the highest point in nearly three years and dividends remained relatively high. Included is a list of investments and a summary of our operating performance which provides greater detail. Subsequent to that date, the bond market has declined as interest rates responded to indications of possible future inflation and rate adjustments by Alan Greenspan of the Federal Reserve Board. We have, since, fielded a number of calls from shareholders regarding the slight decline in their account’s market value and this seems to be much more interesting to you than what happened in the previous six months. Therefore, I would like to take this opportunity to respond to that particular question as well as a couple of others, hopefully bringing clarity to some potentially confusing issues.

     Bond prices have declined, slightly, due to some upward adjustments in interest rates. As many of you know, when interest rates rise, bond prices fall because of the inverse relationship between bond prices and yield. For example, if the market yield on a security with a 1% coupon and one year to maturity increased from 1% to 2%, the price of that security would go down from 100 cents on the dollar to approximately 99 cents on the dollar. It follows that the longer the maturities, the greater the price adjustment. Yields go up, prices go down — everyone follows the logic. In our case, however, share price went down by $0.09, since 03/31/04 and yields went down by 1%. How can this happen?

     We intentionally positioned the portfolio with a bias toward short maturities presently paying, only, around 1%. What this means, simply, is that the amount of monthly (dividend) income you receive is down. This, however, should be a temporary situation because we are beginning to place those proceeds back into new investments with higher yields. By buying shorter maturities, we averted, what would have been, a larger decline in the share price. Looking forward, we believe it will be much easier to make up lost income than principal.

     During this type of interest rate environment there is also confusion about price variances between the price that shareholders have paid and the account market values which are quoted at Net Asset Value. Remember that the Fund offers volume discounts on new money purchases, depending on the total amount being invested. Many of you have availed yourself of these price points in the past. So, when you are attempting to determine how much true price fluctuation you have experienced you should remember to compare the original price paid (at the appropriate discount category) to the market price at the time of purchase. The difference between the price paid (Ask) and the Net Asset Value (Bid) at that time, is the amount of the sales charge that you paid not the result of market action.

     As always, we thank you for your support and we are available to answer any questions.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board

        of Trustees
        Bruce G. Ely, Trustee
        Andrew B. Shaffer, President, Secretary,
        Treasurer and Trustee
        Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company

Distributor

SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities

Wells Fargo Investments and Trust,

     Wells Fargo Bank, N.A.

Independent Auditors

Fortner, Bayens, Levkulich & Co., P.C.

Legal Counsel

Kutak Rock

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Colorado BondShares

A Tax-Exempt Fund

Statement of Investments

March 31, 2004 (unaudited)

Face Amount		Market Value

Colorado Municipal Bonds — 77.9%
125,000	Academy Water and Sanitation District G.O. Series 1995, 6.50%-7.10% due 11/15/2004-05	129,489
500,000	Adams County Multi-Family Housing Hunters Cove Series 1985A, 1.06%, due 1/15/2014 (h)	500,000
2,175,000	Antelope Heights Metropolitan District (Town of Parker) G.O. Series 2003, 8.00% due 12/1/2023	2,175,000
10,700,000	Arapahoe County Multi-Family Housing Hunters Run 1.03% due 8/1/2031 (h)	10,700,000
90,000	Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series 1986, 8.50% due 12/1/2005 (b)	97,355
950,000	Aurora Multi-Family Housing Revenue (River Falls Project) Series 1999A, 5.70% due 7/1/2029	937,394
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023 (b)	493,786
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	680,190
1,295,000	Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due 11/15/2015 (b)	1,454,440
5,215,000	Belle Creek Metropolitan District No. 1 G.O. Ltd. Tax Series 2000, 8.00% due 12/1/2020	5,421,879
100,000	Black Hawk (City of) Device Tax Revenue Series 1996, 5.85% due 12/1/2004	101,948
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	1,976,085
1,115,000	Boulder County Multi-Family Refunding and Improvement Revenue (Thistle Community Housing Project) Series 1999, 6.00%-7.375% due 6/1/2011-19	1,031,259
1,845,000	Bradburn Metropolitan District #3 G.O. Ltd. Tax, Series 2003, 7.50% due 12/1/2033	1,845,000
6,700,000	Bromley Park Metropolitan District No. 3 G.O. Ltd. Tax Exchange Series 2001A & B, 8.00% due 12/1/2019-22	6,796,102
6,000,000	Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00% due 12/1/2022	6,126,660
4,750,000	Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/01/2028	4,750,000
14,000,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 1.77% due 7/1/2032 (h)	14,000,000

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	29,391
565,000	Castle Rock (Town of) LID Series 1988-2D Special Assessment, 9.25%-10.375% due 12/1/2008 (i)	45,200
145,000	Central City (City of) Excise Tax Revenue Refunding Series 1996, 6.20%-6.60% due 12/1/2006-11	124,436
2,250,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	2,578,478
2,009,520	Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(f)(i)	12,560
2,008,335	Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,207,511
6,465,662	Colorado Centre Metropolitan District Ltd. Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	40,410
3,740,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019	4,407,440
920,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	962,955
1,225,000	Colorado Educational & Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,233,477
675,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2000, 8.00% due 6/1/2004-10	673,521
2,115,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% due 3/15/2032	2,129,171
350,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series A, 5.25% due 1/1/2027 (a)	253,225
100,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series B, 5.25% due 2/1/2028 (a)	72,350
150,000	Colorado Health Facilities Authority Revenue National Benevolent Association Series A, 6.375% due 9/1/2029 (a)	108,525
4,200,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series A-1, 1.03% due 10/1/2030 (h)	4,200,000
4,885,000	Colorado Housing & Finance Authority Multi-Family Adjustable Rate Class III Series A-1, 103% due 4/1/2030 (h)	4,885,000
1,605,000	Colorado Housing & Finance Authority Variable Rate Class I Series A-2, 1.03% due 4/1/2020 (h)	1,605,000

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
5,240,000	Colorado Housing & Finance Authority Class I Adjustable Rate Series AA-2, 1.03% due 5/1/2031 (h)	5,240,000
4,115,000	Colorado Housing & Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series A-3, 1.03% due 11/1/2021 (h)	4,115,000
7,320,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Project Class I Series A-4, 1.03% due 10/1/2030 (h)	7,320,000
14,915,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 1.03% due 10/1/2030 (h)	14,915,000
5,000,000	Colorado Housing & Finance Authority Adjustable Rate Single Family Mortgage Series B-3, 1.03% due 11/1/2021 (h)	5,000,000
1,380,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series AA3, 1.03% due 5/1/2036 (h)	1,380,000
11,740,000	Colorado Housing & Finance Authority Variable Rate Multi-Family Class I Series C4, 1.03% due 10/1/2032 (h)	11,740,000
625,000	Colorado Postsecondary Educational Facilities Authority Revenue (National Technological University Project) Series 1993, 7.75% due 12/1/2010	632,375
425,000	Colorado Postsecondary Educational Facilities Authority Revenue (National Technological University Project) Series 1993, 7.375% due 12/1/2010 (b)	445,757
675,000	Colorado Springs Spring Creek GID G.O. Series 1995, 6.50% due 12/1/2014 (h)(i)	614,250
2,455,000	Conservatory Metropolitan District G.O. Series 2003, 7.50% due 12/1/2027	2,435,826
320,000	Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/1/2009 (b)	337,978
475,000	Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/1/2013 (b)	502,441
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,038,950
3,500,000	Cotton Ranch Metropolitan District G.O. Ltd. Tax Refunding Series 1999A, 8.00% due 12/15/2017 (h)	3,498,495
2,240,000	Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due 12/1/2012	2,371,354
1,865,000	Denver (City and County of) Subordinate Multi-Family Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,780,926
12,795,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032 (a)	10,491,900
775,000	Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017	794,530

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
435,000	Eagle Riverview Affordable Housing Corporation Multi-Family Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	395,445
1,145,000	Eaglebend Affordable Housing Multi-Family Housing Project Series B, 7.40% due 7/1/2021	1,142,596
90,000	El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00%, due 9/1/2000 (a)	9,000
4,605,000	El Paso County Multi-Family Housing Revenue Adjustable Rate Briarglen Apartments Project, 1.02% due 12/1/2024 (h)	4,605,000
100,000	El Paso County School District No. 2 — Harrison G.O. Improvement Series 1994, 7.10% due 12/1/2004	103,900
235,366	Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series 1999A, 7.50% due 4/5/2018	235,366
270,000	Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due 12/15/2015 (a)	99,900
1,900,000	Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021	1,922,572
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/1/2023	4,623,483
500,000	Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019	523,815
1,905,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	1,829,505
970,000	Gateway Village GID Subordinate Ltd. Tax G.O. Series 1999, 7.00% due 6/1/2019	972,638
5,750,000	Grand Elk Ranch GID Ltd. Tax G.O. Series 2003, 8.00% due 12/1/2023	5,737,695
300,000	Grand Junction (City of) Downtown Development Authority Tax Increment Revenue Series 1996, 5.55%-5.65% due 11/15/2004-05	301,437
750,000	Greatrock North Water and Sanitation District Ltd. Tax G.O. Series 1998, 8.00% due 12/1/2017	758,715
630,000	Hamilton Creek Metropolitan District Series 1990, 0.00% due 12/1/2004 (a)(g)(i)	603,968
265,000	Idledale Colorado Fire Protection District G.O. Series 1993, 5.35%-5.80% due 12/15/2004-07	266,715
225,000	Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009	227,207
955,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	972,238

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
6,245,000	Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O Ltd. Tax Series 2003, 7.80% due 12/1/2027	6,245,000
2,345,000	Moffat County Pollution Control Revenue Tri-State Generation and Transmission Series 1984, 1.23% due 7/1/2010 (h)	2,345,000
260,000	Mount Carbon Metropolitan District Revenue Refunding Series A, 7.00% due 6/1/2043	257,400
2,000,000	Mount Carbon Metropolitan District Revenue Refunding Ltd. Tax Series B, 7.00% due 6/1/2043	1,980,000
565,000	Mount Carbon Metropolitan District Revenue Refunding Series C, 8.00% due 6/1/2043 (e)	40
60,000	North Jeffco Park and Recreation District Golf Course Revenue Series 1994, 6.10% due 12/1/2004	60,814
1,380,000	North Pines Metropolitan District G.O. Ltd. Tax Series 2000, 9.00% due 12/1/2020	1,000,500
2,800,000	North Range Village Metropolitan District G.O. Ltd. Tax Series 2000, 8.00% due 12/1/2020	2,891,168
1,365,000	North Range Village Metropolitan District G.O. Ltd. Tax Series 2001, 4.9%-8.5% due 12/1/2021 (h)	1,373,272
1,685,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,937,278
4,460,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019 (b)	5,515,726
6,075,000	Rendezvous Residential Metropolitan District G.O. Ltd. Tax Series 2002, 8.00% due 12/1/2021	6,075,000
1,375,000	Routt County LID Special Improvement District Special Assessment #2-1 Series A, 6.50% due 8/1/2024	1,347,678
154,077	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	132,507
337,187	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	23,603
58,916	Roxborough Village Metropolitan District Series 2003B, interest only, 9.00% due 12/31/2032 (f)(i)	1,767
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	7,345

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
2,140,000	Sand Creek Metropolitan District G.O. Ltd. Tax Series 1997, 7.125% due 12/1/2016(b)	2,542,855
905,000	Sand Creek Metropolitan District G.O. Ltd. Tax Series 1998, 6.625% due 12/1/2017(b)	1,069,285
1,430,000	City of Sheridan Colorado G.O. Series 1997A, 7.50% due 12/1/2016	1,506,619
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% due 12/1/2013	1,054,140
10,000	Southwest Commons Improvement District G.O. Series 1987, 9.25% due 12/15/2006	10,232
1,935,000	Sterling Hills Metropolitan District G.O. Ltd. Tax Series 1998, 7.75% due 6/1/2018	1,941,695
3,310,000	Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2001A, 8.00% due 12/1/2019	3,406,586
3,315,000	Sterling Hills West Metropolitan District G.O. Ltd. Tax Series 2001B, 8.00% due 12/1/2021	3,429,301
5,290,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,967,500
350,000	Tabernash Meadows Water and Sanitation District G.O. Series 2003, 9.00% due 12/1/2014	262,500
1,715,000	Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1997, 8.00% due 6/1/2017 (b)	2,005,915
955,000	Todd Creek Farms Metropolitan District No. 2 Ltd. Tax G.O. Series 1999, 7.50% due 12/1/2018 (b)	1,105,537

	Total Colorado Municipal Bonds (cost $230,473,357)	$237,267,477

Colorado Capital Appreciation and Zero Coupon — 4.3%
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	236,720
19,019,288	Cottonwood Water and Sanitation District Capital Appreciation Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027 (d)	3,793,052
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon, 6.10% due 6/15/2008 (d)	448,135

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon — (Continued)
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	13,599
12,105,000	Silver Peaks Metropolitan District No. 1 Revenue Zero Coupon Series 2003, 8.00% due 12/1/2004-12 (d)	8,567,744

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $15,919,227)	$13,059,250

Colorado Certificates of Participation — 0.3%
155,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.00%-5.20% due 12/1/2004-06	159,597
600,000	Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019	608,556
145,000	Park School District R-3 Certificates of Participation Series 1995 and 1996, 5.35%-5.45% due 6/1/2004-05	145,930

	Total Colorado Certificates of Participation Bonds (cost $827,330)	$914,083

Other Municipal Bonds — 9.4%
2,500,000	California Statewide Communities Development Authority Multi-Family Housing Revenue Senior (Heritage Apartments at Arcadia) Series 2003G, 6.40% due 12/1/2041	2,500,000
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 1.37% due 7/1/2037 (h)	3,740,000
1,890,000	County of El Paso Housing Finance Corporation Multi-Family Housing Revenue (San Jose, Ltd. Project) Series 1999B, 6.00% due 8/1/2031	1,890,000
5,000,000	Freddie Mac Multi-Family Variable Rate Certificates Series M001 Class B, 9.75% due 4/1/2032 (g)	5,000,000
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C, (Harvest Board LLC) 15.00% due 4/1/2005 (a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A, (Harvest Board LLC) 15.00% due 4/1/2011 (a)	1,125,000
2,260,000	Maricopa County Arizona Multi-Family Revenue (Rancho Del Sol Apartments) Series 2002A, Subordinate Series C, 6.40% due 12/1/2024	2,260,000

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

Face Amount			Market Value

Other Municipal Bonds — (Continued)
420,000	Sandoval County New Mexico Project Revenue Tournament Soccer Complex Series 1997, 7.50% due 8/15/2006		413,091
8,030,000	Speedway Indiana Multi-Family Economic Development Revenue (Hermitage Apartments Project) Series 1999, 6.00% due 5/1/2031		8,030,000
450,000	Texas State Department Housing & Community Affairs Multi-Family Revenue (Reading Road Apartments), Series A & B 2003, 6.75% due 7/1/2036		450,000
650,000	Uinta County Wyoming School District No. 6 Series 2002, 3.00% due 12/1/2004		650,527
2,300,000	Utah Housing Corporation Multi-Family Housing Mortgage Revenue (Layton Pointe Apartments Project) Series 2003, 6.5% due 6/1/2035		2,300,000

	Total Other Municipal Bonds (cost $32,265,000)		$28,489,868

	Total investments, at value (cost $279,484,914)*	91.9%	279,730,678
	Other assets net of liabilities	8.1	24,707,807

	Net assets	100.0%	$304,438,485

*	Tax cost basis approximates book cost basis.

(a)	Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional

Colorado BondShares
A Tax-Exempt Fund

Statement of Investments (unaudited) — (Continued)

amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2004. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The face amount of restructured securities approximates $14,177,570 and a market value of $2,702,720 or approximately 1.0% of net assets, respectively, as of March 31, 2004.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
Ltd. — Limited

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

ASSETS
Investments, at value (cost $279,484,914)	$279,730,678
— see accompanying statement
Cash	35,141
Bonds sold	53,408,000
Interest receivable	6,127,737
Shares of beneficial interest sold	616,768

TOTAL ASSETS	339,918,324

LIABILITIES
Payables and other liabilities:
Dividends payable	685,163
Bonds purchased	34,502,439
Shares of beneficial interest redeemed	66,828
Accrued expenses	225,409

TOTAL LIABILITIES	35,479,839

NET ASSETS	$304,438,485

COMPOSITION OF NET ASSETS
Paid-in capital	$304,177,549
Accumulated net realized gains	15,172
Net unrealized appreciation of investments (note 3)	245,764

NET ASSETS	$304,438,485

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE (based on 32,427,732 shares of beneficial interest outstanding)	$9.39

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.86

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For The Six Months Ended March 31, 2004 (unaudited)

INVESTMENT INCOME
Interest	$8,699,503

EXPENSES
Management fees (note 4)	718,293
Custodian fees (note 5)	41,596
Legal and auditing fees	64,965
Portfolio pricing fees (note 5)	8,795
Registration fees	4,575
Shareholders’ reports	24,705
Transfer agency expenses (note 4)	45,750
Trustees’ fees	1,501
Other	3,331

Total expenses	913,511
Earnings credits on cash balances (note 5)	(50,391)

Net expenses	863,120

NET INVESTMENT INCOME	7,836,383

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Realized net (loss) on investments	(19,127)
Change in net unrealized appreciation on investments	3,725,925

NET REALIZED AND UNREALIZED GAIN/(LOSS)	3,706,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,543,181

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For The Six Months Ended March 31, 2004 (unaudited)
and The Year Ended September 30, 2003

	Six Months	Year Ended
	Ended	September 30,
	March 31, 2004	2003

FROM INVESTMENT ACTIVITIES
Net investment income	$7,836,383	$15,377,534
Realized net gain/(loss) on investments	(19,127)	79,914
Change in unrealized appreciation/(depreciation) on investments	3,725,925	(1,572,190)

Net increase in net assets resulting from operations	11,543,181	13,885,258

Dividends to shareholders from net investment income	(7,837,653)	(15,377,534)

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares	39,700,199	84,737,048
Dividends reinvested	4,730,052	9,133,079
Payments for shares redeemed	(10,904,125)	(26,222,421)

Increase in net assets derived from beneficial interest transactions	33,526,126	67,647,706

Net increase in net assets	37,231,654	66,155,430
NET ASSETS
Beginning of period	267,206,831	201,051,401

End of period	$304,438,485	$267,206,831

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Financial Highlights

			Year Ended September 30,
	Six Months Ended
	March 31, 2004		2003	2002	2001	2000

	(unaudited)
Per Share Operating Data:
Net Asset Value, beginning of period	$9.27		$9.33	$9.39	$9.35	$9.42

Net investment income	0.25		0.60	0.59	0.68	0.68
Net realized and unrealized gain (loss) on investments	0.11		(0.06)	(0.06)	0.04	(0.07)

Increase from investment operations	0.36		0.54	0.53	0.72	0.61
Dividends from net investment income	(0.25)		(0.60)	(0.59)	(0.68)	(0.68)

Net increase (decrease) in net asset value	0.11		(0.06)	(0.06)	0.04	(0.07)

Net Asset Value, end of period	$9.38		$9.27	$9.33	$9.39	$9.35

Total Return, at Net Asset Value(1)	4.12	%+	5.96%	5.90%	7.79%	6.76%

Ratios/ Supplemental Data:
Net investment income	5.48	%*	6.46%	6.77%	7.14%	7.18%
Total expenses	0.64	%*	0.65%	0.64%	0.66%	0.81%
Net expenses	0.60	%*	0.61%	0.59%	0.60%	0.73%
Net assets, end of period (000’s)	$304,438		$267,207	$201,051	$138,520	$96,993

Ratios to average net assets:
Portfolio turnover rate(2)	3.20	%*	4.65%	6.03%	7.91%	18.11%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period March 31, 2004 were $8,201,152 and $2,594,765, respectively.

*	Annualized

+	Not Annualized

See accompany notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Summary of Significant Accounting Policies

      Colorado BondShares — A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Investment Valuation

      The values of most investment securities are determined at their market price using prices quoted by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds, using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Income Taxes

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required.

(c) Other/ Security Credit Risk

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and,

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non rated securities, which may be subject to a greater degree of credit risk, and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued, approximates $27,885,182 and a market value of $12,948,088 or 4.25% of net assets, as of March 31, 2004.

(d) Uses of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Shares of Beneficial Interest

      The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the six month period ended March 31, 2004 and the year ended September 30, 2003 were as follows:

	Six Months	Year Ended
	March 31,	September 30,
	2004	2003

Shares sold	4,254,775	9,131,780
Dividends reinvested	506,852	984,201

	4,761,627	10,115,981
Shares redeemed	(1,167,956)	(2,831,508)

Net increase in shares outstanding	3,593,671	7,284,473

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(3)	Unrealized Gains and Losses

      At March 31, 2004, the net unrealized appreciation on investments of $245,764 was comprised of gross appreciation of $9,679,298 and gross depreciation of $9,433,534.

(4)	Management Fees and Other Transactions with Affiliates

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2004. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)	Earnings Credits on Cash Balances

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the fund’s custodian bank, Wells Fargo Investments and Trust. The earnings credits resulted in offsetting custodian fees of $41,596 and pricing fees of $8,795 for services provided by Standard and Poor’s, a division of The McGraw-Hill Companies.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments included in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. [Reserved]

Item 9. Submission of Matters to a Vote of Security Holders

Not required in this filing.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing), provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal half-year (the period covered by this report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)	(2)	President & Treasurer’s Section 302 certification.

(b)		Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Colorado BondShares A Tax-Exempt Fund

By (Signature and Title)	* /s/ Andrew B. Shaffer

Andrew B. Shaffer
President and Secretary

Date:	June 4, 2004